Warrant liabilities (Tables)	9 Months Ended
Sep. 30, 2026
Warrant Liabilities
Schedule of changes in the balance of the warrant liabilities

Changes in the balance of the warrant liabilities for the nine months ended September 30, 2026 and year ended December 31, 2025 are summarized as follows:

	Nine Months Ended September 30, 2026	Year Ended December 31, 2025
Balance, beginning of period	$1,938	$5,154
CDI options issued	-	2,500
CDI options exercised	(4,191)	(31,251)
CDI options reclassified to equity	-	(3,802)
Fair value revaluation on exercise of CDI options	1,175	8,336
Fair value revaluation on amendment of exercise price	-	(36,828)
Fair value revaluation on CDI options at end of year	1,078	57,829
Balance, end of period	$-	$1,938

Schedule of fair value of the warrants outstanding was weighted average assumptions

The fair value of the CDI options was estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

	September 30, 2026	December 31, 2025
Stock price	$18.67	$12.07
Exercise price	$1.86	$1.72
Expected life	1.36 yrs	2.07 yrs
Risk-free interest rate	3.37%	2.58%
Expected volatility	95.42%	89.07%
Expected dividends	nil	nil